Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by, and in accordance with, Item 402(v) of Regulation
S-K,
we are providing the following information regarding pay versus performance. The disclosure does not necessarily reflect value actually realized or how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. For a further discussion of how the Compensation Committee seeks to align pay with performance when making compensation decisions, refer to our Compensation Discussion & Analysis beginning on page 48.

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (C. Tyson) ($)	Summary Compensation Table Total for PEO (D. Knowles) ($)	Compensation Actually Paid to PEO (C. Tyson)(1) ($)	Compensation Actually Paid to PEO (D. (Knowles)(1) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (2) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (1) (2) ($)	Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(4) ($)	Net Income (Loss) ($ in 000s)	Net Sales ($ in 000s)
2023	$1,876,443	–	$1,399,989		$790,430	$653,008	$40	$168	$(103,494)	$904,746
2022	$2,039,043	–	$(824,125)	–	$874,066	$60,132	$58	$138	$(12,081)	$1,110,679
2021	$2,174,088	–	$(974,119)	–	$962,233	$(134,516)	$175	$202	$41,698	$1,152,344
2020	$2,513,465	$1,562,834	$6,573,696	$(94,111)	$994,420	$2,534,229	$315	$142	$61,427	$1,097,702

(1)
See
the
Adjustments Table below for further detail on the adjustments made to the applicable Summary Compensation Table amounts to calculate Compensation Actually Paid. Amounts may not sum due to rounding.

(2)
For 2020,
non-PEO
NEOs include: Nancy A. Walsh, EVP, Chief Financial Officer, Christopher N. Thomsen, SVP, Chief Information Officer, Jennifer S. Bohaty, SVP, Chief Ethics & Compliance Officer, Matthew T. Argano, SVP, Chief Human Resources Officer, and M. Lee Reeves, Former Chief Legal Officer and Corporate Secretary.

For 2021,
non-PEO
NEOs include: Nancy A. Walsh, EVP, Chief Financial Officer, Christopher N. Thomsen, SVP, Chief Information Officer, Alice G. Givens, SVP, Chief Legal Officer, and Douglas S. Clark, Jr., SVP, Merchandising & Supply Chain.
For 2022,
non-PEO
NEOs include: Nancy A. Walsh, Former EVP, Chief Financial Officer, Alice G. Givens, SVP, Chief Legal, Ethics & Compliance Officer and Corporate Secretary, Matthew T. Argano, SVP, Chief Human Resources Officer, Douglas S. Clark, Jr., SVP, Merchandising & Supply Chain, and Michael E. Dauberman, Former EVP, Chief Growth Officer.
For 2023,
non-PEO
NEOs include: Robert L. Madore, EVP Chief Financial Officer, Alice G. Givens, SVP, Chief Legal, Ethics & Compliance Officer and Corporate Secretary, Matthew T. Argano, SVP, Chief Human Resources Officer, Douglas S. Clark, Jr., SVP, Merchandising & Supply Chain, and Terry F. Blanchard, Former Interim Chief Financial Officer.
(3)
Reflects the cumulative total shareholder return (“TSR”) of the Company based on an initial fixed investment of $100 in the Company’s common stock on December 31, 2019. For 2023, represents the four-year TSR (2020 – 2023), for 2022, represents the three-year TSR (2020 – 2022), for 2021, represents the two-year
TSR (2020 – 2021) and for 2020 represents the
one-year
TSR (2020).

(4)
Reflects the cumulative TSR of the S&P Retail Select Industry Index based on an initial fixed investment of $100 on December 31, 2019. For 2023, represents the four-year TSR (2020 – 2023), for 2022, represents the three-year TSR (2020 – 2022), for 2021, represents the two-year TSR (2020 – 2021) and for 2020 represents the one-year TSR (2020).

 Adjustments Table*:

	2023		2022		2021		2020
	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	PEO (D. Knowles)	Average Non-PEO NEOs
Summary Compensation Table Total	$1,876,443	$790,430	$2,039,043	$874,066	$2,174,088	$962,233	$2,513,465	$1,562,834	$994,420
Adjustments:

	2023		2022		2021		2020
	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	PEO (D. Knowles)	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY (A)	$(1,000,000)	$(330,000)	$(999,979)	$(354,975)	$(999,960)	$(274,970)	$(899,989)	-	$(267,990)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End (B)	$590,909	$204,061	$134,704	$22,224	$671,321	$149,957	$3,567,938	-	$908,827
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	-	-	-	-	-	-	-	-	-
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(75,002)	$(11,383)	$(917,523)	$(112,317)	$(2,086,564)	$(487,195)	$1,106,658	-	$755,747
Increase/deduction for Awards Granted during Prior FY that Vested during Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date (C)	$7,640	$(101)	$(73,852)	$(74,287)	$(733,004)	$(225,978)	$285,624	$(34,538)	$143,224
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	-	$(1,006,517)	$(294,578)	-	$(258,564)	-	$(1,622,406)	-
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	-	-	-	-	-	-	-	-	-

	2023		2022		2021		2020
	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	PEO (D. Knowles)	Average Non-PEO NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	-	-	-	-	-	-	-	-	-
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	-	-	-	-	-	-	-	-	-
Total Adjustments	$(476,454)	$(137,422)	$(2,863,168)	$(813,934)	$(3,148,207)	$(1,096,749)	$4,060,231	$(1,656,945)	$1,539,808
Compensation Actually Paid	$1,399,989	$653,008	$(824,125)	$60,132	$(974,119)	$(134,516)	$6,573,696	$(94,111)	$2,534,229
* This table presents the compensation actually paid calculations for the PEO and non-PEO
NEOs for each of the covered years presented in the Pay Versus Performance table.

(A)	The following Black Scholes Model Assumptions were used to grant the options on the respective g rant dates as follows:

Black Scholes Model Assumptions

	2019	2020	2021	2022	2023

Expected Term (years)	5.5	5.5	5.5	5.5	5.5

Expected Dividends	0	0	0	0	0

Volatility	55%	65%	65%	60%	65%
Strike Price is the closing stock price on grant date.
The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant, based on the expected term. Using www.federalreserve.gov, we obtained the treasury constant maturities for one, two, three, five, seven and ten years and extrapolated the rates for years four, six, eight and nine.

(B)
At 2019 fiscal year end, the PSA Projected Payout Percentages for 2018 and 2019 PSAs were 68%. At 2020 fiscal year end, the PSA Projected Payout Percentages were as follows: 2019 PSA - 124% & 2020 PSA - 129%. At 2021 fiscal year end, the PSA Projected Payout Percentages were as follows: 2020 PSA - 130% & 2021 PSA - 95%. At 2022 fiscal year end, the PSA Projected Payout Percentages for 2021 and 2022 were 0%. At 2023 fiscal year end, the PSA Projected Payout Percentages for 2022 and 2023 were 0%.

(C)	The 2019 Performance Awards vested at a 124% payout in Fiscal 2021. The 2020 Performance Awards vested at a 0% payout in Fiscal 2022. The 2021 Performance Awards vested at a 0% payout in Fiscal 2023.

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote
(2)
For 2020,
non-PEO
NEOs include: Nancy A. Walsh, EVP, Chief Financial Officer, Christopher N. Thomsen, SVP, Chief Information Officer, Jennifer S. Bohaty, SVP, Chief Ethics & Compliance Officer, Matthew T. Argano, SVP, Chief Human Resources Officer, and M. Lee Reeves, Former Chief Legal Officer and Corporate Secretary.

For 2021,
non-PEO
NEOs include: Nancy A. Walsh, EVP, Chief Financial Officer, Christopher N. Thomsen, SVP, Chief Information Officer, Alice G. Givens, SVP, Chief Legal Officer, and Douglas S. Clark, Jr., SVP, Merchandising & Supply Chain.
For 2022,
non-PEO
NEOs include: Nancy A. Walsh, Former EVP, Chief Financial Officer, Alice G. Givens, SVP, Chief Legal, Ethics & Compliance Officer and Corporate Secretary, Matthew T. Argano, SVP, Chief Human Resources Officer, Douglas S. Clark, Jr., SVP, Merchandising & Supply Chain, and Michael E. Dauberman, Former EVP, Chief Growth Officer.
For 2023,
non-PEO
NEOs include: Robert L. Madore, EVP Chief Financial Officer, Alice G. Givens, SVP, Chief Legal, Ethics & Compliance Officer and Corporate Secretary, Matthew T. Argano, SVP, Chief Human Resources Officer, Douglas S. Clark, Jr., SVP, Merchandising & Supply Chain, and Terry F. Blanchard, Former Interim Chief Financial Officer.

Peer Group Issuers, Footnote	Reflects the cumulative TSR of the S&P Retail Select Industry Index based on an initial fixed investment of $100 on December 31, 2019. For 2023, represents the four-year TSR (2020 – 2023), for 2022, represents the three-year TSR (2020 – 2022), for 2021, represents the two-year TSR (2020 – 2021) and for 2020 represents the one-year TSR (2020).
Adjustment To PEO Compensation, Footnote
 Adjustments Table*:

	2023		2022		2021		2020
	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	PEO (D. Knowles)	Average Non-PEO NEOs
Summary Compensation Table Total	$1,876,443	$790,430	$2,039,043	$874,066	$2,174,088	$962,233	$2,513,465	$1,562,834	$994,420
Adjustments:

	2023		2022		2021		2020
	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	PEO (D. Knowles)	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY (A)	$(1,000,000)	$(330,000)	$(999,979)	$(354,975)	$(999,960)	$(274,970)	$(899,989)	-	$(267,990)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End (B)	$590,909	$204,061	$134,704	$22,224	$671,321	$149,957	$3,567,938	-	$908,827
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	-	-	-	-	-	-	-	-	-
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(75,002)	$(11,383)	$(917,523)	$(112,317)	$(2,086,564)	$(487,195)	$1,106,658	-	$755,747
Increase/deduction for Awards Granted during Prior FY that Vested during Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date (C)	$7,640	$(101)	$(73,852)	$(74,287)	$(733,004)	$(225,978)	$285,624	$(34,538)	$143,224
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	-	$(1,006,517)	$(294,578)	-	$(258,564)	-	$(1,622,406)	-
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	-	-	-	-	-	-	-	-	-

	2023		2022		2021		2020
	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	PEO (D. Knowles)	Average Non-PEO NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	-	-	-	-	-	-	-	-	-
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	-	-	-	-	-	-	-	-	-
Total Adjustments	$(476,454)	$(137,422)	$(2,863,168)	$(813,934)	$(3,148,207)	$(1,096,749)	$4,060,231	$(1,656,945)	$1,539,808
Compensation Actually Paid	$1,399,989	$653,008	$(824,125)	$60,132	$(974,119)	$(134,516)	$6,573,696	$(94,111)	$2,534,229
* This table presents the compensation actually paid calculations for the PEO and non-PEO
NEOs for each of the covered years presented in the Pay Versus Performance table.

(A)	The following Black Scholes Model Assumptions were used to grant the options on the respective g rant dates as follows:

Black Scholes Model Assumptions

	2019	2020	2021	2022	2023

Expected Term (years)	5.5	5.5	5.5	5.5	5.5

Expected Dividends	0	0	0	0	0

Volatility	55%	65%	65%	60%	65%
Strike Price is the closing stock price on grant date.
The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant, based on the expected term. Using www.federalreserve.gov, we obtained the treasury constant maturities for one, two, three, five, seven and ten years and extrapolated the rates for years four, six, eight and nine.

(B)
At 2019 fiscal year end, the PSA Projected Payout Percentages for 2018 and 2019 PSAs were 68%. At 2020 fiscal year end, the PSA Projected Payout Percentages were as follows: 2019 PSA - 124% & 2020 PSA - 129%. At 2021 fiscal year end, the PSA Projected Payout Percentages were as follows: 2020 PSA - 130% & 2021 PSA - 95%. At 2022 fiscal year end, the PSA Projected Payout Percentages for 2021 and 2022 were 0%. At 2023 fiscal year end, the PSA Projected Payout Percentages for 2022 and 2023 were 0%.

(C)	The 2019 Performance Awards vested at a 124% payout in Fiscal 2021. The 2020 Performance Awards vested at a 0% payout in Fiscal 2022. The 2021 Performance Awards vested at a 0% payout in Fiscal 2023.

Non-PEO NEO Average Total Compensation Amount	$ 790,430	$ 874,066	$ 962,233	$ 994,420
Non-PEO NEO Average Compensation Actually Paid Amount	$ 653,008	60,132	(134,516)	2,534,229
Adjustment to Non-PEO NEO Compensation Footnote
 Adjustments Table*:

	2023		2022		2021		2020
	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	PEO (D. Knowles)	Average Non-PEO NEOs
Summary Compensation Table Total	$1,876,443	$790,430	$2,039,043	$874,066	$2,174,088	$962,233	$2,513,465	$1,562,834	$994,420
Adjustments:

	2023		2022		2021		2020
	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	PEO (D. Knowles)	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY (A)	$(1,000,000)	$(330,000)	$(999,979)	$(354,975)	$(999,960)	$(274,970)	$(899,989)	-	$(267,990)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End (B)	$590,909	$204,061	$134,704	$22,224	$671,321	$149,957	$3,567,938	-	$908,827
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	-	-	-	-	-	-	-	-	-
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(75,002)	$(11,383)	$(917,523)	$(112,317)	$(2,086,564)	$(487,195)	$1,106,658	-	$755,747
Increase/deduction for Awards Granted during Prior FY that Vested during Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date (C)	$7,640	$(101)	$(73,852)	$(74,287)	$(733,004)	$(225,978)	$285,624	$(34,538)	$143,224
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	-	$(1,006,517)	$(294,578)	-	$(258,564)	-	$(1,622,406)	-
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	-	-	-	-	-	-	-	-	-

	2023		2022		2021		2020
	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	Average Non-PEO NEOs	PEO (C. Tyson)	PEO (D. Knowles)	Average Non-PEO NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	-	-	-	-	-	-	-	-	-
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	-	-	-	-	-	-	-	-	-
Total Adjustments	$(476,454)	$(137,422)	$(2,863,168)	$(813,934)	$(3,148,207)	$(1,096,749)	$4,060,231	$(1,656,945)	$1,539,808
Compensation Actually Paid	$1,399,989	$653,008	$(824,125)	$60,132	$(974,119)	$(134,516)	$6,573,696	$(94,111)	$2,534,229
* This table presents the compensation actually paid calculations for the PEO and non-PEO
NEOs for each of the covered years presented in the Pay Versus Performance table.

(A)	The following Black Scholes Model Assumptions were used to grant the options on the respective g rant dates as follows:

Black Scholes Model Assumptions

	2019	2020	2021	2022	2023

Expected Term (years)	5.5	5.5	5.5	5.5	5.5

Expected Dividends	0	0	0	0	0

Volatility	55%	65%	65%	60%	65%
Strike Price is the closing stock price on grant date.
The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant, based on the expected term. Using www.federalreserve.gov, we obtained the treasury constant maturities for one, two, three, five, seven and ten years and extrapolated the rates for years four, six, eight and nine.

(B)
At 2019 fiscal year end, the PSA Projected Payout Percentages for 2018 and 2019 PSAs were 68%. At 2020 fiscal year end, the PSA Projected Payout Percentages were as follows: 2019 PSA - 124% & 2020 PSA - 129%. At 2021 fiscal year end, the PSA Projected Payout Percentages were as follows: 2020 PSA - 130% & 2021 PSA - 95%. At 2022 fiscal year end, the PSA Projected Payout Percentages for 2021 and 2022 were 0%. At 2023 fiscal year end, the PSA Projected Payout Percentages for 2022 and 2023 were 0%.

(C)	The 2019 Performance Awards vested at a 124% payout in Fiscal 2021. The 2020 Performance Awards vested at a 0% payout in Fiscal 2022. The 2021 Performance Awards vested at a 0% payout in Fiscal 2023.

Compensation Actually Paid vs. Total Shareholder Return	CAP versus TSR
Compensation Actually Paid vs. Net Income	CAP versus Net Income ( Loss )
Compensation Actually Paid vs. Company Selected Measure	CAP versus Net Sales
Total Shareholder Return Vs Peer Group	CAP versus TSR
Tabular List, Table
Tabular List of Financial Performance Measures
The following three financial performance measures, in our assessment, represent the most important performance measures we used to link the compensation actually paid amounts for our named executive officers (including the CEO) during our most recently completed fiscal year to Company performance.

Net Sales
Adjusted Operating Income (Loss)
Adjusted EBITDA

Total Shareholder Return Amount	$ 40	58	175	315
Peer Group Total Shareholder Return Amount	168	138	202	142
Net Income (Loss)	$ (103,494,000)	$ (12,081,000)	$ 41,698,000	$ 61,427,000
Company Selected Measure Amount	904,746,000	1,110,679,000	1,152,344,000	1,097,702,000
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income (Loss)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
C. Tyson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,876,443	$ 2,039,043	$ 2,174,088	$ 2,513,465
PEO Actually Paid Compensation Amount	$ 1,399,989	(824,125)	(974,119)	6,573,696
PEO Name	C. Tyson
D. Knowles [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	0	0	1,562,834
PEO Actually Paid Compensation Amount		0	0	$ (94,111)
PEO Name				D. Knowles
PEO | C. Tyson [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(476,454)	(2,863,168)	(3,148,207)	$ 4,060,231
PEO | C. Tyson [Member] | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,000,000)	(999,979)	(999,960)	(899,989)
PEO | C. Tyson [Member] | Fair Value Of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	590,909	134,704	671,321	3,567,938
PEO | C. Tyson [Member] | Vested During Applicable [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | C. Tyson [Member] | Increase Deduction For Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,002)	(917,523)	(2,086,564)	1,106,658
PEO | C. Tyson [Member] | Awards Granted During Prior [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,640	(73,852)	(733,004)	285,624
PEO | C. Tyson [Member] | Forfeited During Applicable [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,006,517)	0	0
PEO | C. Tyson [Member] | Dividends Or Other Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | C. Tyson [Member] | Actuarial Present Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | C. Tyson [Member] | Increase For Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | D. Knowles [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,656,945)
PEO | D. Knowles [Member] | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | D. Knowles [Member] | Fair Value Of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | D. Knowles [Member] | Vested During Applicable [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | D. Knowles [Member] | Increase Deduction For Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | D. Knowles [Member] | Awards Granted During Prior [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(34,538)
PEO | D. Knowles [Member] | Forfeited During Applicable [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,622,406)
PEO | D. Knowles [Member] | Dividends Or Other Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | D. Knowles [Member] | Actuarial Present Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | D. Knowles [Member] | Increase For Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(137,422)	(813,934)	(1,096,749)	1,539,808
Non-PEO NEO | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(330,000)	(354,975)	(274,970)	(267,990)
Non-PEO NEO | Fair Value Of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	204,061	22,224	149,957	908,827
Non-PEO NEO | Vested During Applicable [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Increase Deduction For Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,383)	(112,317)	(487,195)	755,747
Non-PEO NEO | Awards Granted During Prior [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(101)	(74,287)	(225,978)	143,224
Non-PEO NEO | Forfeited During Applicable [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(294,578)	(258,564)	0
Non-PEO NEO | Dividends Or Other Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Actuarial Present Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Increase For Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0